Cover	Aug. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity File Number	333-167130
Entity Registrant Name	FLYWHEEL ADVANCED TECHNOLOGY, INC.
Entity Central Index Key	0001492617
Entity Tax Identification Number	27-2473958
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	123 West Nye Lane
Entity Address, Address Line Two	Suite 455
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89706
City Area Code	852
Local Phone Number	66860563
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false